Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 117,102,142	$ 916,226
Prepaid expenses	90,886	178,402
Total current assets	117,193,028	1,094,628
Cash and Investments held in Trust Account	236,483,652	236,054,346
Deferred offering costs associated with initial public offering			400,143
Total assets	353,676,680	237,148,974	400,143
Current liabilities:
Accounts payable	3,726,512	8,097	10,804
Accrued expenses	508,300		303,500
Note payable to Sponsor	120,000		61,430
Accrued franchise tax	30,000	200,000
Due to Private Placement Investors	117,100,000
Total current liabilities	121,484,812	208,097	375,734
Deferred legal fees associated with initial public offering	150,000	150,000
Deferred underwriting commissions associated with initial public offering	8,128,108	8,128,108
Total liabilities	129,762,920	8,486,205	375,734
Commitments and Contingencies
Class A common stock, $0.0001 par value; 21,891,375 and 22,366,276 shares subject to possible redemption at $10.00 per share as of September 30, 2020 and December 31, 2019, respectively	218,913,750	223,662,761
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2020 and December 31, 2019
Additional paid-in capital	7,424,498	2,675,535	24,353
(Accumulated deficit) retained earnings	(2,425,212)	2,323,797	(591)
Total stockholders’ equity	5,000,010	5,000,008	24,409
Total Liabilities and Stockholders’ Equity	353,676,680	237,148,974	400,143
Class A Common Stock
Stockholders' Equity:
Common stock value	141	93
Total stockholders’ equity	141	93
Class B Common Stock
Stockholders' Equity:
Common stock value	583	583	647	[1],[2]
Total stockholders’ equity	$ 583	$ 583	$ 647

[1]	Share amounts have been retroactively restated to reflect the stock dividend of 718,750 shares of Class B common stock in February 2019 (see Note 4).
[2]	This number includes up to 843,750 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters. On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company.